FEDERATED AMERICAN LEADERS FUND II
      PRIMARY SHARES
      SERVICE SHARES

A Portfolio of Federated Insurance Series

SUPPLEMENT TO CURRENT STATEMENTS OF ADDITIONAL INFORMATION DATED APRIL 30, 2006.



Under the heading entitled "Appendix", please add Metropolitan West Securities, LLC as a Securities Lending Agent.









                                                       September 29, 2006



Federated Securities Corp., Distributor

Cusip 313916405
Cusip 313916793

 35605 (10/06)








FEDERATED CAPITAL APPRECIATION FUND II
      PRIMARY SHARES
      SERVICE SHARES

A Portfolio of Federated Insurance Series

SUPPLEMENT TO CURRENT STATEMENTS OF ADDITIONAL INFORMATION DATED APRIL 30, 2006.



Under the heading entitled "Appendix", please add Metropolitan West Securities, LLC as a Securities Lending Agent.









                                                       September 29, 2006



Federated Securities Corp., Distributor

Cusip 313916835
Cusip 313916819

 35606  (10/06)








FEDERATED CAPITAL INCOME FUND II

A Portfolio of Federated Insurance Series

SUPPLEMENT TO CURRENT STATEMENTS OF ADDITIONAL INFORMATION DATED APRIL 30, 2006.



Under the heading entitled "Appendix", please add Metropolitan West Securities, LLC as a Securities Lending Agent.









                                                       September 29, 2006



Federated Securities Corp., Distributor

Cusip 313916108

 35607  (10/06)








FEDERATED EQUITY INCOME FUND II

A Portfolio of Federated Insurance Series

SUPPLEMENT TO CURRENT STATEMENTS OF ADDITIONAL INFORMATION DATED APRIL 30, 2006.



Under the heading entitled "Appendix", please add Metropolitan West Securities, LLC as a Securities Lending Agent.









                                                       September 29, 2006



Federated Securities Corp., Distributor

Cusip 313916801

   (10/06)








FEDERATED MID CAP GROWTH STRATEGIES FUND II

A Portfolio of Federated Insurance Series

SUPPLEMENT TO CURRENT STATEMENTS OF ADDITIONAL INFORMATION DATED APRIL 30, 2006.



Under the heading entitled "Appendix", please add Metropolitan West Securities, LLC as a Securities Lending Agent.









                                                       September 29, 2006



Federated Securities Corp., Distributor

Cusip 313916702

 35620  (10/06)








FEDERATED KAUFMANN FUND II
      PRIMARY SHARES
      SERVICE SHARES


A Portfolio of Federated Insurance Series

SUPPLEMENT TO CURRENT STATEMENTS OF ADDITIONAL INFORMATION DATED APRIL 30, 2006.



Under the heading entitled "Appendix", please delete State Street Bank and Trust Company as a Securities Lending Agent and add the following as Securities Lending Agents:

            Citigroup

            Metropolitan West Securities, LLC









                                                       September 29, 2006



Federated Securities Corp., Distributor

Cusip 313916827
Cusip 313916777

 35616  (10/06)








FEDERATED MARKET OPPORTUNITIES FUND II


A Portfolio of Federated Insurance Series

SUPPLEMENT TO CURRENT STATEMENTS OF ADDITIONAL INFORMATION DATED APRIL 30, 2006.



Under the heading entitled "Appendix", please delete State Street Bank and Trust Company as a Securities Lending Agent and add the following as Securities Lending Agents:

            Citigroup

            Metropolitan West Securities, LLC









                                                       September 29, 2006



Federated Securities Corp., Distributor

Cusip 313916769
   (10/06)






FEDERATED INSURANCE SERIES

FEDERATED AMERICAN LEADERS FUND II
       PRIMARY SHARES
FEDERATED CAPITAL APPRECIATION FUND II
       PRIMARY SHARES
FEDERATED CAPITAL INCOME FUND II
FEDERATED EQUITY INCOME FUND II
FEDERATED KAUFMANN FUND II
       PRIMARY SHARES
FEDERATED MID CAP GROWTH STRATEGIES FUND II


Supplement to the Statement of Additional Information dated April 30, 2006


Under the heading entitled "Appendix", please add Metropolitan West Securities, LLC as a Securities Lending Agent.






                                                            September 29, 2006




Cusip 313916405
Cusip 313916835
Cusip 313916108
Cusip 313916801
Cusip 313916827
Cusip 313916702

35618 (10/06)



FEDERATED INSURANCE SERIES

FEDERATED AMERICAN LEADERS FUND II
       PRIMARY SHARES
FEDERATED CAPITAL APPRECIATION FUND II
       PRIMARY SHARES
FEDERATED CAPITAL INCOME FUND II
FEDERATED EQUITY INCOME FUND II
FEDERATED MID CAP GROWTH STRATEGIES FUND II

Supplement to the Statement of Additional Information dated April 30, 2006


Under the heading entitled "Appendix", please add Metropolitan West Securities, LLC as a Securities Lending Agent.






                                                            September 29, 2006




Cusip 313916405
Cusip 313916835
Cusip 313916108
Cusip 313916801
Cusip 313916702

35619 (10/06)